Credit Risk - Disclosure of Borrower Profile (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Proportion of mortgage internal transfers retained online	79.00%	77.00%
Internal transfers	£ 36,000	£ 32,200
Further advances and flexi drawdowns (£bn)	1,000	800
First-time buyers - gross lending (£bn )	3,400	3,300
Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 167,268	£ 165,213
Percentage of residential mortgage loans	100.00%	100.00%
New Business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 25,232	£ 14,918
Percentage of residential mortgage loans	100.00%	100.00%
Home movers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 69,963	£ 69,354
Percentage of residential mortgage loans	42.00%	42.00%
Home movers | New Business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,516	£ 6,736
Percentage of residential mortgage loans	41.00%	45.00%
Remortgagers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 47,242	£ 45,226
Percentage of residential mortgage loans	28.00%	27.00%
Remortgagers | New Business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 9,572	£ 4,353
Percentage of residential mortgage loans	38.00%	29.00%
First-time buyers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 34,776	£ 35,702
Percentage of residential mortgage loans	21.00%	22.00%
First-time buyers | New Business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,426	£ 3,262
Percentage of residential mortgage loans	14.00%	22.00%
Buy-to-let | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 15,287	£ 14,931
Percentage of residential mortgage loans	9.00%	9.00%
Buy-to-let | New Business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,718	£ 567
Percentage of residential mortgage loans	7.00%	4.00%